INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross	$ 188,626	$ 222,112
Less: accumulated amortization	(28,407)	(51,764)
Intangible assets, net	160,219	170,348
Amortization expense	$ 18,204	$ 26,036	$ 23,059
Software and platform | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Software and platform | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years